Post-employment benefits - Defined Benefit Obligation Sensitivity (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%	0.50%
Change in assumption	0.50%	0.50%
Impact on defined benefit obligation %, Increase in assumption	(6.50%)	(8.50%)
Impact on defined benefit obligation %, Decrease in assumption	7.10%	9.70%
Discount rate | GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	(7.90%)	(9.90%)
Impact on defined benefit obligation %, Decrease in assumption	8.60%	11.40%
Discount rate | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	(4.00%)	(4.80%)
Impact on defined benefit obligation %, Decrease in assumption	4.40%	5.30%
Rate of compensation increase(A)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%	0.50%
Change in assumption	0.50%	0.50%
Impact on defined benefit obligation %, Increase in assumption	0.60%	0.50%
Impact on defined benefit obligation %, Decrease in assumption	(0.50%)	(0.40%)
Rate of compensation increase(A) | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	1.60%	1.70%
Impact on defined benefit obligation %, Decrease in assumption	(1.40%)	(1.50%)
Rate of price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%	0.50%
Change in assumption	0.50%	0.50%
Impact on defined benefit obligation %, Increase in assumption	3.60%	6.70%
Impact on defined benefit obligation %, Decrease in assumption	(3.40%)	(5.90%)
Rate of price inflation | GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	3.90%	7.80%
Impact on defined benefit obligation %, Decrease in assumption	(3.80%)	(6.80%)
Rate of price inflation | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	3.10%	3.80%
Impact on defined benefit obligation %, Decrease in assumption	(2.90%)	(3.50%)
Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, period	1 year	1 year
Change in assumption, period	1 year	1 year
Impact on defined benefit obligation %, Increase in assumption	2.50%	3.50%
Impact on defined benefit obligation %, Decrease in assumption	(2.40%)	(3.40%)
Mortality rates | GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	3.00%	4.00%
Impact on defined benefit obligation %, Decrease in assumption	(2.80%)	(4.00%)
Mortality rates | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	1.70%	2.10%
Impact on defined benefit obligation %, Decrease in assumption	(1.70%)	(2.10%)